Property, equipment and software, net - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment
Impairment on long-term investments	¥ 1,515	$ 213	¥ 19,743	¥ 0
Property, Equipment and Software
Property, Plant and Equipment
Depreciation expenses of property, equipment and software	0		2,140	3,317
Impairment on long-term investments	¥ 0		¥ 1,112	¥ 0